SUBSEQUENT EVENTS (Details) - Subsequent Event - Essar Steel India Limited t in Millions	Feb. 12, 2018 t
Disclosure of detailed information about business combination [line items]
Nameplate capacity of acquiree, annual quantity	9.6
Achievable production capacity of acquiree, quantity	6.1